Loss per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss per Share
Net loss for the year	€ (389,157)	€ (253,003)	€ (410,830)
Net loss for the year	€ (389,119)	€ (253,064)	€ (411,036)
Weighted average number of ordinary shares outstanding, Basic (in shares)	547,391,640	316,474,576	214,858,203
Weighted average number of ordinary shares outstanding, Diluted (in shares)	546,570,776	316,474,576	214,858,203
Basic EPS (in Euros per share)	€ (0.71)	€ (0.80)	€ (1.91)
Diluted EPS (in Euros per share)	€ (0.71)	€ (0.80)	€ (1.91)
May 2023 Warrants
Loss per Share
Weighted average number of ordinary shares outstanding, Basic (in shares)	175,000,000